Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net (loss) income		$ (721,158)	$ 1,009,431	$ (294,923)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization		2,389,807	1,737,925	1,645,373
Net charges related to Ukraine Conflict		2,922,350	0	0
Asset impairment		96,591	128,409	1,086,983
Amortization of debt issuance costs, debt discount, debt premium and lease premium		338,032	113,981	64,970
Amortization of fair value adjustments on debt		(4,790)	(16,977)	(47,279)
Maintenance rights write-off	[1]	389,852	138,780	133,015
Maintenance liability release to income		(203,490)	(273,146)	(344,210)
Net gain on sale of assets		(228,930)	(89,428)	(89,618)
Deferred tax benefit		(9,586)	(5,905)	(20,882)
Share-based compensation		102,848	96,087	69,187
Collections of finance leases		630,427	124,325	68,128
(Loss) gain on investments at fair value		17,676	(2,301)	143,510
(Gain) loss on debt extinguishment		(2,041)	9,713	118,460
Transaction and integration-related expenses		0	186,474	0
Other		(157,143)	61,212	252,350
Changes in operating assets and liabilities:
Trade receivables		39,162	232,119	(128,188)
Other assets		113,374	112,790	(400,316)
Accounts payable, accrued expenses and other liabilities		(542,019)	130,333	(126,177)
Net cash provided by operating activities		5,170,962	3,693,822	2,130,383
Purchase of flight equipment		(3,480,074)	(1,703,395)	(778,547)
Proceeds from sale or disposal of assets		1,635,777	796,613	471,437
Prepayments on flight equipment		(391,498)	(86,386)	(405,178)
Acquisition of GECAS, net of cash acquired		0	(22,493,195)	0
Other		75,296	27,427	0
Net cash used in investing activities		(2,160,499)	(23,458,936)	(712,288)
Issuance of debt		467,996	26,496,660	10,946,333
Repayment of debt		(4,230,082)	(5,973,508)	(11,560,015)
Debt issuance and extinguishment costs paid, net of debt premium received		379	(422,260)	(253,806)
Maintenance payments received		779,824	448,516	345,699
Maintenance payments returned		(245,294)	(209,087)	(412,492)
Security deposits received		332,822	210,781	137,130
Security deposits returned		(245,084)	(290,758)	(297,469)
Dividend paid to non-controlling interest holders and others		(3,957)	(323)	(2,935)
Repurchase of shares and tax withholdings on share-based compensation		(17,419)	(76,220)	(127,777)
Net cash (used in) provided by financing activities		(3,160,815)	20,183,801	(1,225,332)
Net (decrease) increase in cash, cash equivalents and restricted cash		(150,352)	418,687	192,763
Effect of exchange rate changes		(7,631)	776	2,180
Cash, cash equivalents and restricted cash at beginning of period		1,914,753	1,495,290	1,300,347
Cash, cash equivalents and restricted cash at end of period		1,756,770	1,914,753	1,495,290
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,565,163	1,109,948	1,196,467
Income taxes (refunded) paid, net		$ (567)	$ 4,928	$ (3,862)

[1]	Maintenance rights write-off consisted of the following:

End-of-lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense	$232,622	$7,048	$45,655
MR contract maintenance rights write-off offset by maintenance liability release	260,245	17,260	35,897
EOL contract maintenance rights write-off offset by EOL compensation received	191,478	114,472	51,463
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict	(294,493)	—	—
Maintenance rights write-off	$389,852	$138,780	$133,015